Equity (Details) - Schedule of issued and outstanding share capital $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) shares
Schedule of Issued and Outstanding Share Capital [Abstract]
Balance | $	$ 77,642
Issue of shares | shares	9,347 [1]
Exercise of options | shares	1,802
Balance | $	$ 88,791

[1]	Not including 911,916 shares from October 2022 investment agreement which were issued after December 31, 2022 (see also Note 20i.)